Acquisitions - Schedule of transactions value of equity interest (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 29, 2021
Step 1 - Deemed cost of shares issued
SPAC identifiable net assets at fair value					$ 131,086
Deemed cost of shares issued	$ 1,600
Step 2 - Dilutive impact of shares held in escrow
Dilutive effect shares		945,036
Weighted average share price		$ 9.08
Step 3 - IFRS 2 ‘listing expense’		$ 0	$ 0	$ (73,917)
Asset Acquisition Union Acquisition Corp II SPAC
Step 1 - Deemed cost of shares issued
Fair value of OpCo		$ 926,287
Equity interest in Holdco issued to SPAC shareholders & PIPE investors		19.00%
Equity interest in Holdco of Selling shareholders		81.00%
Deemed costs of shares issued		$ 213,584
SPAC identifiable net assets at fair value		131,086
Deemed cost of shares issued		82,498
Step 2 - Dilutive impact of shares held in escrow
Dilutive effect of 945,036 shares held in escrow at a weighted average fair value per share of $9.08		8,581
Step 3 - IFRS 2 ‘listing expense’		$ 73,917